WARRANTS (Details) - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Threshold period for filling registration statement after business combination		15 days
Price per share		$ 9.20
Period of time within which registration statement is expected to become effective		16 days
Change in fair value of warrant liabilities	$ (2,226,669)	$ 9,933,330
Class A Common Stock
Class of Warrant or Right [Line Items]
Threshold trading days determining volume weighted average price		20 days
Class A Common Stock | Minimum
Class of Warrant or Right [Line Items]
Percentage of gross proceeds on total equity proceeds		60.00%
Warrants
Class of Warrant or Right [Line Items]
Period of time within which registration statement is expected to become effective	60 days
Adjustment of exercise price of warrants based on market value (as a percent)		115.00%
Private Placement Warrants
Class of Warrant or Right [Line Items]
Restrictions on transfer period of time after business combination completion		30 days
Warrants outstanding		8,000,000
Public Warrants
Class of Warrant or Right [Line Items]
Warrants exercisable term after the completion of a business combination		30 days
Public Warrants expiration term	5 years	5 years
Restrictions on transfer period of time after business combination completion	30 days
Share price trigger used to measure dilution of warrant	$ 9.20
Warrants outstanding	16,666,667	16,666,667
Public Warrants | Initial Public Offering
Class of Warrant or Right [Line Items]
Warrants and rights outstanding exercisable term from closing of public offering		12 months
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 | Warrants
Class of Warrant or Right [Line Items]
Adjustment of redemption price of stock based on market value and newly issued price 2 (as a percent)		180.00%
Share price trigger used to measure dilution of warrant		$ 18.00
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 | Public Warrants
Class of Warrant or Right [Line Items]
Redemption price per public warrant (in dollars per share)	$ 0.01	0.01
Price per share		$ 18.00
Closing price of share for threshold trading days		20 days
Closing price of share for threshold consecutive trading days		30 days
Threshold number of business days before sending notice of redemption to warrant holders		3 days
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 | Public Warrants | Maximum
Class of Warrant or Right [Line Items]
Minimum threshold written notice period for redemption of public warrants		30 days